DBX ETF Trust | 1
Schedule of Investments
Xtrackers S&P Dividend Aristocrats Screened ETF
May 31, 2026 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 99.0%
Communication Services
— 3.4%
Verizon Communications, Inc.
(Cost $78,376)
1,861 88,974
Consumer Discretionary
— 5.2%
Best Buy Co., Inc.
816 63,607
Lowe's Cos., Inc.
68 14,577
NIKE, Inc., Class B
445 20,572
Polaris, Inc.
534 37,684
(Cost $146,119)
136,440
Consumer Staples — 18.6%
Archer-Daniels-Midland Co.
542 43,241
Church & Dwight Co., Inc.
149 14,249
Clorox Co.
462 41,589
Coca-Cola Co.
411 32,473
Colgate-Palmolive Co.
322 29,022
Costco Wholesale Corp.
6 5,738
Hormel Foods Corp.
2,139 49,689
J M Smucker Co.
440 45,408
Kimberly-Clark Corp.
498 48,605
McCormick & Co., Inc.
413 19,564
PepsiCo, Inc.
269 38,787
Procter & Gamble Co.
205 29,430
Sysco Corp.
361 27,367
Target Corp.
403 51,209
Walmart, Inc.
69 7,987
(Cost $579,368)
484,358
Energy — 2.0%
Exxon Mobil Corp.
292 42,416
Texas Pacific Land Corp.
24 9,432
(Cost $50,474)
51,848
Financials — 8.3%
Aflac, Inc.
191 21,472
Ameriprise Financial, Inc.
25 11,143
Assurant, Inc.
57 14,186
Chubb Ltd.
40 12,469
FactSet Research Systems, Inc.
47 11,537
Franklin Resources, Inc.
1,867 57,914
Hanover Insurance Group, Inc.
117 21,785
Jack Henry & Associates, Inc.
68 9,270
RenaissanceRe Holdings Ltd.
20 5,607
S&P Global, Inc.
13 5,512
T. Rowe Price Group, Inc.
424 44,321
(Cost $206,145)
215,216
Health Care — 4.3%
Abbott Laboratories
184 15,750
AbbVie, Inc.
147 32,005
Number
of Shares Value $
Becton Dickinson & Co.
105 15,448
Cardinal Health, Inc.
50 9,840
Cencora , Inc.
20 5,387
Medtronic PLC
310 22,881
STERIS PLC
37 7,871
West Pharmaceutical Services,
Inc.
12 3,874
(Cost $129,204)
113,056
Industrials — 17.6%
ABM Industries, Inc.
568 22,186
Automatic Data Processing, Inc.
102 22,628
C.H. Robinson Worldwide, Inc.
79 14,113
Carlisle Cos., Inc.
35 12,068
Caterpillar, Inc.
15 13,138
Cintas Corp.
47 8,049
CSX Corp.
368 16,656
Cummins, Inc.
22 14,226
Donaldson Co., Inc.
129 10,561
Dover Corp.
50 10,568
Emerson Electric Co.
100 14,382
Fastenal Co.
495 21,879
Franklin Electric Co., Inc.
99 9,740
Illinois Tool Works, Inc.
96 23,739
JB Hunt Transport Services, Inc.
36 9,951
Lincoln Electric Holdings, Inc.
50 12,925
MSA Safety, Inc.
70 11,606
Nordson Corp.
46 13,217
Pentair PLC
93 6,588
Republic Services, Inc.
59 11,826
Robert Half, Inc.
2,549 75,043
Ryder System, Inc.
87 21,824
Stanley Black & Decker, Inc.
495 39,313
Toro Co.
214 19,234
W.W. Grainger, Inc.
8 9,874
Waste Management, Inc.
68 14,379
(Cost $489,341)
459,713
Information Technology
— 6.0%
Accenture PLC, Class A
88 16,462
Analog Devices, Inc.
41 16,968
Badger Meter, Inc.
68 8,425
Microchip Technology, Inc.
297 28,111
Microsoft Corp.
15 6,754
QUALCOMM, Inc.
125 31,377
Roper Technologies, Inc.
20 6,511
Texas Instruments, Inc.
140 42,795
(Cost $131,294)
157,403
Materials — 11.6%
Air Products and Chemicals, Inc.
108 30,091
Albemarle Corp.
57 10,056
Amcor PLC
1,413 54,853

2 | DBX ETF Trust
Schedule of Investments
Xtrackers S&P Dividend Aristocrats Screened ETF
(Continued)
May 31, 2026 (Unaudited)
Hidden Row
Number
of Shares Value $
AptarGroup, Inc.
125 14,481
Ecolab, Inc.
38 9,728
HB Fuller Co.
258 16,533
Linde PLC
31 15,428
Nucor Corp.
62 15,500
PPG Industries, Inc.
236 26,663
Royal Gold, Inc.
31 6,959
RPM International, Inc.
171 18,121
Sherwin-Williams Co.
26 7,900
Sonoco Products Co.
954 46,441
Westlake Corp.
332 28,827
(Cost $326,002)
301,581
Real Estate — 6.7%
Equity LifeStyle Properties, Inc.
REIT
515 31,812
Essex Property Trust, Inc. REIT
145 39,533
Federal Realty Investment Trust
REIT
415 49,646
Realty Income Corp. REIT
885 54,233
(Cost $166,292)
175,224
Utilities — 15.3%
American States Water Co.
321 24,804
Avista Corp.
857 35,540
California Water Service Group
500 22,550
Consolidated Edison, Inc.
343 36,231
Number
of Shares Value $
Edison International
1,009 70,569
Essential Utilities, Inc.
930 34,308
Eversource Energy
645 44,034
National Fuel Gas Co.
351 27,115
NextEra Energy, Inc.
343 29,844
ONE Gas, Inc.
433 33,661
Spire, Inc.
475 39,074
(Cost $397,127)
397,730
TOTAL COMMON STOCKS
(Cost $2,699,742)
2,581,543
EXCHANGE-TRADED FUNDS
— 0.7%
ProShares S&P 500 Dividend
Aristocrats ETF
(Cost $16,478)
310 16,635
CASH EQUIVALENTS — 0.0%
DWS Government Money Market
Series "Institutional Shares",
3.57% (a)
(Cost $919)
919 919
TOTAL INVESTMENTS — 99.7%
(Cost $2,717,139)
2,599,097
Other assets and liabilities,
net — 0.3%
8,438
NET ASSETS — 100.0%
2,607,535
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2026 is as follows:
Value ($) at
8/31/2025
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
5/31/2026
Value ($) at
5/31/2026
EXCHANGE-TRADED FUNDS — 0.0%
Xtrackers S&P 500 Scored & Screened ETF (b)
5,521 15,083 (20,789) 1,189 (1,004) 54 — — —
CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series "Institutional Shares", 3.57% (a)
21,666 142,618 (163,365) — — 147 — 919 919
27,187 157,701 (184,154) 1,189 (1,004) 201 — 919 919
(a)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)
Affiliated fund advised by DBX Advisors LLC.
REIT: Real Estate Investment Trust

DBX ETF Trust | 3
Schedule of Investments
Xtrackers S&P Dividend Aristocrats Screened ETF
(Continued)
May 31, 2026 (Unaudited)
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2026 in valuing the Fund’s investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
SNPD-PH3
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 2,581,543 $ — $ — $ 2,581,543
Exchange-Traded Funds
16,635 — — 16,635
Short-Term Investments (a)
919 — — 919
TOTAL
$ 2,599,097 $ — $ — $ 2,599,097
(a)
See Schedule of Investments for additional detailed categorizations.